Exhibit 99
Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	46
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,406,582.47	60,940	55.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$307,100,000.00	0.20000%	March 15, 2014
Class A-2 Notes	$415,300,000.00	0.380%	November 15, 2015
Class A-3 Notes	$420,700,000.00	0.550%	July 15, 2017
Class A-4 Notes	$106,850,000.00	0.780%	May 15, 2018
Class B Notes	$39,470,000.00	1.150%	July 15, 2018
Class C Notes	$26,310,000.00	1.360%	October 15, 2018
Class D Notes	$26,310,000.00	1.860%	August 15, 2019
Total	$1,342,040,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$397,297.59

Principal:
Principal Collections	$7,002,753.40
Prepayments in Full	$2,460,365.23
Liquidation Proceeds	$82,305.64
Recoveries	$28,655.74
Sub Total	$9,574,080.01
Collections	$9,971,377.60

Purchase Amounts:
Purchase Amounts Related to Principal	$204,419.84
Purchase Amounts Related to Interest	$1,295.20
Sub Total	$205,715.04

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$10,177,092.64

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	46
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$10,177,092.64
Servicing Fee	$91,410.97	$91,410.97	$0.00	$0.00	$10,085,681.67
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$10,085,681.67
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$10,085,681.67
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$10,085,681.67
Interest - Class A-4 Notes	$10,092.08	$10,092.08	$0.00	$0.00	$10,075,589.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,075,589.59
Interest - Class B Notes	$37,825.42	$37,825.42	$0.00	$0.00	$10,037,764.17
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,037,764.17
Interest - Class C Notes	$29,818.00	$29,818.00	$0.00	$0.00	$10,007,946.17
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$10,007,946.17
Interest - Class D Notes	$40,780.50	$40,780.50	$0.00	$0.00	$9,967,165.67
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,967,165.67
Regular Principal Payment	$9,609,798.26	$9,609,798.26	$0.00	$0.00	$357,367.41
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$357,367.41
Residual Released to Depositor	$0.00	$357,367.41	$0.00	$0.00	$0.00
Total		$10,177,092.64

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,609,798.26
Total					$9,609,798.26
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$9,609,798.26	$89.94	$10,092.08	$0.09	$9,619,890.34	$90.03
Class B Notes	$0.00	$0.00	$37,825.42	$0.96	$37,825.42	$0.96
Class C Notes	$0.00	$0.00	$29,818.00	$1.13	$29,818.00	$1.13
Class D Notes	$0.00	$0.00	$40,780.50	$1.55	$40,780.50	$1.55
Total	$9,609,798.26	$7.16	$118,516.00	$0.09	$9,728,314.26	$7.25

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	46

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$15,526,278.89	0.1453091	$5,916,480.63	0.0553718
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$107,616,278.89	0.0801886	$98,006,480.63	0.0730280

Pool Information
Weighted Average APR	4.431%	4.454%
Weighted Average Remaining Term	18.69	17.99
Number of Receivables Outstanding	15,233	14,543
Pool Balance	$109,693,162.68	$99,830,993.43
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$107,616,278.89	$98,006,480.63
Pool Factor	0.0810497	0.0737628

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,767,032.91
Targeted Credit Enhancement Amount	$6,767,032.91
Yield Supplement Overcollateralization Amount	$1,824,512.80
Targeted Overcollateralization Amount	$1,824,512.80
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,824,512.80

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,767,032.91
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,767,032.91
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,767,032.91

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	46
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		74	$112,325.14
(Recoveries)		102	$28,655.74
Net Loss for Current Collection Period			$83,669.40
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9153%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.5162%
Second Preceding Collection Period			0.5484%
Preceding Collection Period			0.5493%
Current Collection Period			0.9584%
Four Month Average (Current and Preceding Three Collection Periods)			0.8931%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,840	$9,220,056.60
(Cumulative Recoveries)			$1,668,438.71
Cumulative Net Loss for All Collection Periods			$7,551,617.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5580%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,904.97
Average Net Loss for Receivables that have experienced a Realized Loss			$1,560.25

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.85%	294	$2,840,314.45
61-90 Days Delinquent	0.43%	38	$428,253.01
91-120 Days Delinquent	0.06%	4	$61,095.18
Over 120 Days Delinquent	0.69%	56	$692,905.98
Total Delinquent Receivables	4.03%	392	$4,022,568.62

Repossession Inventory:
Repossessed in the Current Collection Period		11	$128,999.70
Total Repossessed Inventory		16	$217,054.11

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6168%
Preceding Collection Period			0.6433%
Current Collection Period			0.6739%
Three Month Average			0.6447%

Ford Credit Auto Owner Trust 2013-A
Monthly Investor Report

Collection Period	November 2016
Payment Date	12/15/2016
Transaction Month	46

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer